Mineral Properties, Plant and Equipment - Detailed Information About In Property Plant And Equipment (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of property plant and equipment [line items]
Beginning balance		$ 497,944
Ending balance		1,843,404	$ 497,944
Gross carrying amount [member]
Disclosure of property plant and equipment [line items]
Beginning balance		538,044	320,700
Leagold Acquisition		1,318,785
Additions		177,535	89,973
Transfers		(11,621)	(9,937)
Transfer from exploration and evaluation assets			133,060
Disposals		(3,819)	(1,832)
Change in ARO asset		31,537	6,080
Ending balance		2,050,461	538,044
Accumulated impairment [member]
Disclosure of property plant and equipment [line items]
Beginning balance		(40,100)	(3,789)
Additions		169,096	37,112
Disposals		2,139	801
Ending balance		(207,057)	(40,100)
Mineral Properties [member]
Disclosure of property plant and equipment [line items]
Beginning balance		328,762
Ending balance		1,236,695	328,762
Mineral Properties [member] | Gross carrying amount [member]
Disclosure of property plant and equipment [line items]
Beginning balance	[1]	341,770	86,740
Leagold Acquisition	[1]	909,715
Additions	[1]	84,675	26,132
Transfers	[1]	(1,570)	89,758
Transfer from exploration and evaluation assets	[1]		133,060
Change in ARO asset	[1]	31,537	6,080
Ending balance	[1]	1,366,127	341,770
Mineral Properties [member] | Accumulated impairment [member]
Disclosure of property plant and equipment [line items]
Beginning balance		(13,008)	(326)
Additions		116,424	12,682
Ending balance		(129,432)	(13,008)
Property, plant and equipment [member]
Disclosure of property plant and equipment [line items]
Beginning balance		146,476
Ending balance		569,362	146,476
Property, plant and equipment [member] | Gross carrying amount [member]
Disclosure of property plant and equipment [line items]
Beginning balance	[1]	173,209	80,234
Leagold Acquisition	[1]	380,227
Additions	[1]	40,192	(900)
Transfers	[1]	56,125	95,633
Disposals	[1]	(3,819)	(1,758)
Ending balance	[1]	645,934	173,209
Property, plant and equipment [member] | Accumulated impairment [member]
Disclosure of property plant and equipment [line items]
Beginning balance		(26,733)	(3,363)
Additions		51,978	24,136
Disposals		2,139	766
Ending balance		(76,572)	(26,733)
Construction in progress [member]
Disclosure of property plant and equipment [line items]
Beginning balance		20,951
Ending balance		35,642	20,951
Construction in progress [member] | Gross carrying amount [member]
Disclosure of property plant and equipment [line items]
Beginning balance	[1]	20,951	153,171
Leagold Acquisition	[1]	28,525
Additions	[1]	52,342	63,108
Transfers	[1]	(66,176)	(195,328)
Ending balance	[1]	35,642	20,951
Computer And Office Equipment [member]
Disclosure of property plant and equipment [line items]
Beginning balance		1,755
Ending balance		1,705	1,755
Computer And Office Equipment [member] | Gross carrying amount [member]
Disclosure of property plant and equipment [line items]
Beginning balance		2,114	555
Leagold Acquisition		318
Additions		326	1,633
Disposals			(74)
Ending balance		2,758	2,114
Computer And Office Equipment [member] | Accumulated impairment [member]
Disclosure of property plant and equipment [line items]
Beginning balance		(359)	(100)
Additions		694	294
Disposals			35
Ending balance		$ (1,053)	$ (359)

[1]	Cost balances as at December 31, 2018, 2019 cost additions, and 2019 cost transfers have been reclassified to conform with the current period presentation.